FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional amount	$ 28,500,000
Derivative, term of contract	19 months
Monthly notional amount	1,500,000
Designated as Hedging Instrument [Member] | Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Designated as Hedging Instrument [Member] | Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	2,564,000	568,000
Designated as Hedging Instrument [Member] | Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset
Designated as Hedging Instrument [Member] | Other Assets [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset	2,564,000
Designated as Hedging Instrument [Member] | Other Liabilities [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability		(568,000)
Cost of Sales [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 68,000	$ (295,000)